Elkhorn Securities, LLC
24F-2 REPORT

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

1. Name and address of issuer:

   Elkhorn Securities, LLC
   207 Reber St.
   Suite #201
   Wheaton, IL 60187

2. The name of each series or class of securities for which this form is filed:

   Elkhorn Unit Trust, Series 5

3. Investment company act file number:  811-22925
   Securities act file number:  333-204680

4(a).Last day of fiscal year for which this form is filed: December 31, 2015

4(b).[ ] Check box if this form is being filed late.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:
     (i)    Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f):            $ 3,298,117.48

     (ii)   Aggregate price of securities redeemed
            repurchased during the fiscal year:                   $ 46,209.19

     (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
            October 11, 1995 that were not previously used to
            reduce registration fees payable to the Commission:   $ -

     (iv)   Total available redemption credits
            [add items 5(ii) and 5 (iii)]:                        $ 46,209.19

     (v)    Net sales - if item 5(i) is greater than 5(iv)
            [subtract item 5(iv) from item 5(i)]:                 $ 3,251,908.29

     (vi)   Redemption credits available for use in future
            years - if item 5(i) is less than item 5(iv)
            subtract item 5(iv) from item 5(i)]:                  ($ - )

     (vii)  Multiplier for determining registration fee
            (See instruction C.9):                                x  0.0001007

     (viii) Registration  fee due [multiply  item 5(v)] by
            item 5(vii)] (enter "0" if no fee is due):            $ 327.47

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under The Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount Of securities (number of shares or other units) deducted here: $ - . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in the future years, then state that number here: $ -

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $ -

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $ 327.47

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [x]     Wire Transfer
     [ ]     Mail or other means



                                   SIGNATURES

     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                                            By Elkhorn Securities, LLC Depositor

                                                            By /s/ Phil Ziesemer
                                                            --------------------
                                                                   Phil Ziesemer
                                                                       CFO & COO

      March 30, 2016